11. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Financial instruments with credit risk
(Dollars in thousands)
	Contractual Amount
	2020	2019
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$299,039	276,338

Standby letters of credit and financial guarantees written	$4,745	3,558